Non-cash share-based compensation - Summary of Information on Stock Option Activity (Detail) - Stock options [member]	6 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€) Agreement	Dec. 31, 2020 USD ($) Agreement	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Equity outstanding, beginning balance	8,002,398	8,002,398	6,922,172	6,922,172
Option exercisable, granted	0	0	0	0
Option exercisable, exercised	0	0	0	0
Option exercisable, forfeited or expired	0	0	0	0
Equity outstanding, ending balance	7,750,761	7,750,761	8,002,398	8,002,398	6,922,172	6,922,172
Weighted- average exercise price per share, beginning balance | €	€ 25.28		€ 26.30
Weighted- average exercise price per share, granted | €	0		0
Weighted- average exercise price per share, exercised | €	0		0
Weighted- average exercise price per share, forfeited or expired | €	0		0
Weighted- average exercise price per share, ending balance | €	€ 25.34		€ 25.28		€ 26.30
Equity outstanding, beginning balance	9,486,657	9,486,657	9,672,382	9,672,382
Option outstanding, granted	955,485	955,485	479,000	479,000
Option outstanding, exercised	(253,494)	(253,494)	(291,053)	(291,053)
Option outstanding, forfeited or expired	(535,638)	(535,638)	(373,672)	(373,672)
Equity outstanding, ending balance	9,653,010	9,653,010	9,486,657	9,486,657	9,672,382	9,672,382
Weighted average exercise price per share, beginning balance | €	€ 23.97		€ 24.22
Weighted average exercise price per share, granted | €	19.32		12.54
Weighted average exercise price per share, exercised | €	18.49		17.86
Weighted average exercise price per share, forfeited or expired | €	19.81		20.61
Weighted average exercise price per share, ending balance | €	€ 23.88		€ 23.97		€ 24.22
Remaining Average Useful Life	5.8y	5.8y	5.9y	5.9y	6.8y	6.8y
Calyxt Inc. [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Equity outstanding, beginning balance	2,347,663	2,347,663	1,789,567	1,789,567
Option exercisable, granted
Option exercisable, exercised
Option exercisable, forfeited or expired
Equity outstanding, ending balance	2,412,501	2,412,501	2,347,663	2,347,663	1,789,567	1,789,567
Weighted- average exercise price per share, beginning balance | $		$ 10.15		$ 8.73
Weighted- average exercise price per share, granted | $
Weighted- average exercise price per share, exercised | $
Weighted- average exercise price per share, forfeited or expired | $
Weighted- average exercise price per share, ending balance | $		$ 10.49		$ 10.15		$ 8.73
Equity outstanding, beginning balance	4,621,173	4,621,173	4,481,359	4,481,359
Option outstanding, granted	456,959	456,959	887,765	887,765
Option outstanding, exercised	(61,372)	(61,372)	(58,575)	(58,575)
Option outstanding, forfeited or expired	(550,110)	(550,110)	(689,376)	(689,376)
Equity outstanding, ending balance	4,466,650	4,466,650	4,621,173	4,621,173	4,481,359	4,481,359
Weighted average exercise price per share, beginning balance | $		$ 10.30		$ 11.73
Weighted average exercise price per share, granted | $		5.71		4.67
Weighted average exercise price per share, exercised | $		3.70		3.60
Weighted average exercise price per share, forfeited or expired | $		10.57		12.89
Weighted average exercise price per share, ending balance | $		$ 9.89		$ 10.30		$ 11.73
Remaining Average Useful Life	5.8y	5.8y	6.2y	6.2y	6.8y	6.8y